Transactions with Related Parties, Diana Wilhelmsen Management Limited (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 01, 2022	Nov. 29, 2021
Transactions with Related Parties [Abstract]
Due from related parties	$ 66,000		$ 5,000
Related Party [Member] | DWM [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	531,000	$ 341,000
Related Party [Member] | DWM [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 115,000	102,000
Related Party [Member] | DWM [Member] | Management Services [Member]
Transactions with Related Parties [Abstract]
Monthly percentage fee on hire and on freight of vessel's gross income					1.25%
Monthly management fee per vessel employed or available for employment				$ 18,500	$ 20,000
Monthly management fee per vessel laid-up and not available for employment				$ 9,250	$ 10,000
Minimum period vessel is laid-up and not available for employment	15 days
Notice period to terminate agreement	3 months
Fees charged by related party	$ 646,000	$ 443,000
Due from related parties	$ 66,000		$ 5,000